Capital Stock - 2014 Warrant Exchange Agreements - Additional Information (Detail) - shares			12 Months Ended
	Jun. 16, 2014	Jun. 11, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock issued for warrant exchange		297,772
Warrants, Exchanged		243,699	248,144
Warrants outstanding			850,058	126,206	299,895
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		4,445
Warrants outstanding			0	0
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		243,699
Warrants outstanding			0	0
Series A Warrants [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		4,445
Series A Warrants [Member] | Dr. Andrey Semechkin and Russell Kern [Member]
Class of Stock [Line Items]
Number of shares of common stock issued for warrant exchange	80,706	80,706
Warrants outstanding	67,255	67,255		0